Note 18 - Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Notes
Note 18 - Commitments and contingencies

Note 18 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.